Customer Accounts - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Banking and Thrift, Interest [Abstract]
Customer accounts over $250,000	$ 5,491,395	$ 3,609,961